LONG-TERM DEBT (Details) - USD ($)	1 Months Ended
	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	Oct. 08, 2018	Aug. 22, 2018	Jun. 30, 2017	Mar. 31, 2017
Disclosure Text Block [Abstract]
Debt Instrument, Face Amount	$ 70,000		$ 21,794		$ 140,800	$ 105,000	$ 100,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%		0.00%	8.00%	8.00%	8.00%
Debt Instrument, Periodic Payment, Principal		$ 363
Debt Instrument, Term	60 days		60 months